Commitments and Contingent Liabilities (Details)			1 Months Ended		12 Months Ended
	Mar. 01, 2022 USD ($) m²	Jul. 13, 2014 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Apr. 15, 2024 USD ($)	Nov. 11, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2021 m²	Jan. 26, 2021 USD ($) m²
Commitments and Contingent Liabilities [Line Items]
Reported price										$ 2,200
Royalties provision										$ 94,000
Final grant amount			$ 225,000	$ 82,000			$ 349,000
Area of total lease facility (in Square Meters) | m²												900
Lease expire							Jan. 31, 2025
Lease terminate							90 days
ASIC designer [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties received					0.533	€ 0.50
Royalties sold, component					213,000	€ 200,000
IIA [Member]
Commitments and Contingent Liabilities [Line Items]
Fund received					5,600,000
Final grant amount							$ 620,000
Contingent liability					$ 6,199,000
IIA [Member] | Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties rate					3.00%
IIA [Member] | Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties rate					4.00%
BIRD Foundation [Member]
Commitments and Contingent Liabilities [Line Items]
Fund received		$ 127,000			$ 114,000
Contingent liability					$ 209,000
Refund		$ 13,000
Amended Lease Agreement [Member]
Commitments and Contingent Liabilities [Line Items]
Operating lease, rent expense									$ 8.3
Lease expire					Dec. 31, 2023	Dec. 31, 2023
Lease terminate					60 days	60 days
Amended Lease Agreement [Member] | Israel [Member]
Commitments and Contingent Liabilities [Line Items]
Area of total lease facility (in Square Meters) | m²											70	1,550
Operating lease, rent expense												$ 16,100
Amended Lease Agreement [Member] | Subsequent Event [Member]
Commitments and Contingent Liabilities [Line Items]
Operating lease, rent expense								$ 8.3
Sub-Lease Agreement [Member]
Commitments and Contingent Liabilities [Line Items]
Operating lease, rent expense					$ 26,900
Amount allocated to lease					2,800
Monthly service					$ 24,100
Petach Tikva [Member] | Israel [Member]
Commitments and Contingent Liabilities [Line Items]
Area of total lease facility (in Square Meters) | m²	140
Operating lease, rent expense	$ 1,700
Lease expire	Feb. 28, 2024
Option to extend lease periods	one year